Segmented Information	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmented Information

26. SEGMENTED INFORMATION

The Company has two reportable segments for the years ended December 31, 2020 and December 31, 2019: the Arab Republic of Egypt and Canada. The Company, through its operating segments, is engaged primarily in oil exploration, development and production and the acquisition of oil and gas properties. In presenting information on the basis of operating segments, segment revenue is based on the geographical location of assets which is also consistent with the location of the segment customers. Segmented assets are also based on the geographical location of the assets. There are no inter-segment sales. The accounting policies of the operating segments are the same as the Company’s accounting policies.

	Years Ended December 31
	2020	2019	2020	2019	2020	2019	2020	2019
($000s)	Egypt		Canada		Corporate		Total
Revenue
Oil sales	173,086	256,193	8,679	15,159	-	-	181,765	271,352
Natural gas sales	-	-	2,815	2,705	-	-	2,815	2,705
Natural gas liquids sales	-	-	4,191	4,872	-	-	4,191	4,872
Less: royalties	(71,741)	(136,616)	(2,355)	(2,217)	-	-	(74,096)	(138,833)
Petroleum and natural gas sales, net of royalties	101,345	119,577	13,330	20,519	-	-	114,675	140,096
Finance revenue	16	45	-	-	90	426	106	471
Other revenue	-	-	-	-	641	-	641	-
Total segmented revenue	101,361	119,622	13,330	20,519	731	426	115,422	140,567

Segmented expenses
Production and operating	58,305	43,252	6,157	7,374	-	-	64,462	50,626
Selling costs	2,111	1,287	-	-	-	-	2,111	1,287
General and administrative	4,781	6,491	920	901	6,289	9,219	11,990	16,611
Foreign exchange gain	-	-	-	-	24	(147)	24	(147)
Finance costs	2,159	3,767	343	456	18	33	2,520	4,256
Depletion, depreciation and amortization	22,927	26,345	7,320	7,790	802	813	31,049	34,948
Asset retirement obligation accretion	-	-	259	215	-	-	259	215
(Gain) loss on financial instruments	(6,621)	2,845	-	-	-	-	(6,621)	2,845
Impairment loss	69,434	7,937	4,061	-	-	-	73,495	7,937
Gain on disposition of assets	-	-	-	(114)	-	-	-	(114)
Income tax expense	13,530	26,098	-	-	-	-	13,530	26,098
Segmented net (loss) earnings	(65,265)	1,600	(5,730)	3,897	(6,402)	(9,492)	(77,397)	(3,995)

Capital expenditures
Exploration and development	5,256	27,239	2,067	9,525	-	-	7,323	36,764
Corporate	-	-	-	-	175	168	175	168
Total capital expenditures	5,256	27,239	2,067	9,525	175	168	7,498	36,932

The carrying amounts of reportable segment assets and liabilities are as follows:

	As at December 31, 2020			As at December 31, 2019
($000s)	Egypt	Canada	Total	Egypt	Canada	Total
Assets
Accounts receivable	6,594	2,821	9,415	6,266	3,874	10,140
Intangible exploration and evaluation assets	-	584	584	33,176	530	33,706
Property and equipment
Petroleum and natural gas assets	70,331	69,728	140,059	117,591	78,559	196,150
Other assets	1,985	11	1,996	2,847	15	2,862
Other	33,571	2,162	35,733	48,652	2,269	50,921
Deferred taxes	3,723	-	3,723	8,387	-	8,387
Segmented assets	116,204	75,306	191,510	216,919	85,247	302,166
Non-segmented assets			9,637			6,159
Total assets			201,147			308,325

Liabilities
Accounts payable and accrued liabilities	14,342	2,040	16,382	19,459	6,798	26,257
Derivative commodity contracts	398	-	398	217	-	217
Long-term debt	14,897	6,567	21,464	29,502	7,539	37,041
Asset retirement obligation	-	13,042	13,042	-	13,612	13,612
Lease obligation	1,466	302	1,768	718	276	994
Deferred taxes	3,723	-	3,723	8,387	-	8,387
Segmented liabilities	34,826	21,951	56,777	58,283	28,225	86,508
Non-segmented liabilities			6,075			7,327
Total liabilities			62,852			93,835